UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2017

Date of reporting period: March 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
March 31, 2017
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.4%

	Shares	Value
Belgium – 1.2%
Anheuser-Busch InBev ADR	8,830	$969,181

Canada – 1.0%
Canadian Pacific Railway	5,455	801,448

Denmark – 1.4%
Novo Nordisk ADR	35,100	1,203,228

France – 1.3%
Christian Dior ADR	19,200	1,119,552

Netherlands – 1.4%
ASML Holding, Cl G	8,745	1,161,336

Switzerland – 5.3%
Nestle ADR	25,148	1,933,881
Novartis ADR	12,826	952,587
Roche Holding ADR	46,380	1,485,551

		4,372,019

United States – 87.8%

Consumer Discretionary – 7.8%
Comcast, Cl A	52,136	1,959,792
McDonald’s	6,023	780,641
NIKE, Cl B	13,460	750,126
Twenty-First Century Fox, Cl A	30,330	982,389
Twenty-First Century Fox, Cl B	9,491	301,624
Walt Disney	15,462	1,753,236

		6,527,808

Consumer Staples – 19.4%
Altria Group	43,017	3,072,274
Coca-Cola	59,712	2,534,177
Estee Lauder, Cl A	15,232	1,291,521
Kraft Heinz	3,695	335,543
PepsiCo	15,320	1,713,695
Philip Morris International	45,364	5,121,596
Procter & Gamble	11,028	990,866
Walgreens Boots Alliance	13,453	1,117,272

		16,176,944

Energy – 9.8%
Chevron	18,222	1,956,496
ConocoPhillips	16,224	809,091
Enterprise Products Partners (A)	30,280	836,031
ExxonMobil	32,818	2,691,404
Occidental Petroleum	18,091	1,146,246

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
March 31, 2017
(Unaudited)

COMMON STOCK — continued

	Shares	Value
United States – (continued)

Energy – (continued)
Plains All American Pipeline (A)	22,400	$708,064

		8,147,332

Financials – 15.2%
American Express	17,910	1,416,860
Berkshire Hathaway, Cl B *	1,809	301,524
BlackRock, Cl A	4,685	1,796,744
Chubb	17,481	2,381,786
Intercontinental Exchange	16,900	1,011,803
JPMorgan Chase	29,559	2,596,463
S&P Global	7,083	926,032
State Street	15,880	1,264,207
Wells Fargo	16,605	924,234

		12,619,653

Health Care – 5.2%
Abbott Laboratories	28,715	1,275,233
AbbVie	22,713	1,479,979
Celgene *	8,150	1,014,105
UnitedHealth Group	3,500	574,035

		4,343,352

Industrials – 3.3%
Union Pacific	10,778	1,141,606
United Technologies	14,546	1,632,207

		2,773,813

Information Technology – 25.5%
Alphabet, Cl C *	2,750	2,281,290
Apple	35,894	5,156,532
Automatic Data Processing	4,075	417,239
Facebook, Cl A *	29,000	4,119,450
Microsoft	50,810	3,346,347
Oracle	20,719	924,274
Texas Instruments	33,901	2,731,065
VeriSign *	7,100	618,481
Visa, Cl A	17,900	1,590,773

		21,185,451

Materials – 1.6%
Air Products & Chemicals	2,734	369,883
Praxair	7,908	937,889

		1,307,772

		73,082,125

TOTAL COMMON STOCK (Cost $45,193,003)		82,708,889

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
March 31, 2017
(Unaudited)

SHORT-TERM INVESTMENTS (B) — 0.4%

	Shares	Value
JPMorgan 100% U.S. Treasury Securities Money Market Fund, 0.070%	55,010	$55,010
SEI Daily Income Trust Government Fund, Cl A, 0.520%	306,057	306,057

TOTAL SHORT-TERM INVESTMENTS (Cost $361,067)		361,067

TOTAL INVESTMENTS– 99.8% (Cost $45,554,070)†		$83,069,956

Percentages are based on Net Assets of $83,244,478.

*	Non-income producing security.
(A)	Security considered a Master Limited Partnership. At March 31, 2017, such securities amounted to $1,544,095, or 1.9% of Net Assets
(B)	Rate shown is the 7-day effective yield as of March 31, 2017.

ADR — American Depositary Receipt

Cl — Class

†	At March 31, 2017, the tax basis cost of the Fund’s investments was $45,554,070, and the unrealized appreciation and depreciation were $38,268,137 and $(752,251) respectively.

As of March 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended March 31, 2017, there were no Level 3 securities.

For more information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

SAR-QH-001-0700

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie President

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie President

Date: May 26, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors Treasurer, Controller & CFO

Date: May 26, 2017